OTHER LIABILITIES (Schedule Of Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Employees and related expenses	$ 8,164	$ 5,473
Government institutions	1,539	1,232
Income Tax	202	324
Other	3,300	2,136
Total other liabilities	$ 13,205	$ 9,165